Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Blueprint Chesapeake Multi-Asset Trend ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.01%	3.19%